Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2016
Entity Registrant Name	dei_EntityRegistrantName	RYDEX ETF TRUST
Central Index Key	dei_EntityCentralIndexKey	0001208211
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 29, 2017
Document Effective Date	dei_DocumentEffectiveDate	Jun. 29, 2017
Prospectus Date	rr_ProspectusDate	Feb. 28, 2017
Guggenheim S&P 500® Equal Weight ETF Series
Prospectus:	rr_ProspectusTable
Supplement [Text Block]	ck0001208211_SupplementTextBlock
Rydex ETF Trust
805 King Farm Blvd., Suite 600
Rockville, Maryland 20850

RYDEX ETF TRUST

Guggenheim S&P 500® Equal Weight ETF

Supplement dated June 29, 2017 to the currently effective Summary Prospectus and Statutory Prospectus (together, the “Prospectuses”) for the Guggenheim S&P 500® Equal Weight ETF.

This supplement provides new and additional information beyond that contained in the Prospectuses and should be read in conjunction with the Prospectuses.

I.	Advisor to Reduce Total Annual Fund Operating Expenses of Guggenheim S&P 500® Equal Weight ETF to 0.20% Effective June 30, 2017

Security Investors, LLC (the “Advisor”), the investment adviser to the Guggenheim S&P 500® Equal Weight ETF (the “Fund”), intends to reduce the Fund’s total annual fund operating expenses to 0.20%. The Advisor, therefore, expects to recommend that the Fund’s Board of Trustees (the “Board”) approve an amendment to the Fund’s Advisory Agreement to reduce the management fee to 0.20% at the next regularly scheduled meeting of the Board scheduled to be held on or about August 24, 2017. In the interim, effective June 30, 2017, the Advisor has determined to waive a portion of its management fee to reduce the Fund’s total annual fund operating expenses to 0.20%.

Pursuant to the terms of the contractual waiver arrangement, the Advisor will waive a portion of its management fee and reimburse expenses, if necessary, to maintain the Fund’s total annual fund operating expenses at 0.20% for the foreseeable future or until such time as the Board is able to approve the recommended amendment to the Fund’s Advisory Agreement.

II.	Changes to the Fund’s Prospectus to Reflect Total Annual Fund Operating Expenses of 0.20%

Therefore, effective June 30, 2017, the changes described below apply to the Fund’s Prospectus.

A.	In each Prospectus, the tables located under “Fees and Expenses of the Fund” and “Example” in the Fund Summary section are deleted and replaced in their entirety with the following:

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors also will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or the Example. If commissions were included in the table and the Example, the costs shown would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.40%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.20%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contractual arrangement will continue for the foreseeable future or until the Fund’s Board of Trustees has approved an amended Advisory Agreement to reduce the Fund’s management fee to 0.20%. The contractual arrangement may be terminated only with the approval of the Fund’s Board of Trustees.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 20
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	108
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	204
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 486
Supplement Closing [Text Block]	ck0001208211_SupplementClosingTextBlock

B.	In the Statutory Prospectus, the following is added beneath the table located under the headings “Management of the Funds – Investment Advisor”:

For the Guggenheim S&P 500® Equal Weight ETF, the Advisor has contractually agreed to reduce fees and/or reimburse expenses to the extent necessary to keep the Fund’s Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, dividends on securities sold short, litigation, indemnification, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.20% of the Fund’s average daily net assets. This contractual expense cap may be terminated only with the approval of the Fund’s Board of Trustees.

Please retain this supplement for future reference.
RSP-COMBO-SUP-0617x0218

[1]	Other Expenses were less than 0.01% for the fiscal year ended October 31, 2016.
[2]	The Advisor has contractually agreed to reduce fees and/or reimburse expenses to the extent necessary to keep the Fund’s Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, dividends on securities sold short, litigation, indemnification, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund's business (“Excluded Expenses”)) from exceeding 0.20% of the Fund’s average daily net assets. This contractual arrangement will continue for the foreseeable future or until the Fund’s Board of Trustees has approved an amended Advisory Agreement to reduce the Fund’s management fee to 0.20%. The contractual arrangement may be terminated only with the approval of the Fund’s Board of Trustees.
[3]	Expenses have been restated to reflect the Advisor’s contractual waiver of a portion of its management fee to maintain total annual fund operating expenses of 0.20% for the Fund.